Retained Earnings and Accumulated Other Comprehensive Income or Loss - Retained Earnings (Details) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance at beginning		$ 120,400,302
Spun-off Businesses to Ollamani		(9,184,038)
Dividends		(1,018,954)	$ (1,027,354)	$ (1,053,392)
Sale of repurchased shares		378,894	172,976	980,410
Share-based compensation		488,832	748,500	2,009,304
Net income attributable to stockholders of the Company		(8,328,380)	(8,807,252)	45,283,824
Acquisition of non-controlling interests		(1,773,567)
Balance at ending		112,041,102	120,400,302
Legal Reserve
Balance at beginning		2,139,007	2,139,007
Spun-off Businesses to Ollamani		(340,623)
Balance at ending		1,798,384	2,139,007	2,139,007
Unappropriated Earnings
Balance at beginning		126,684,025	84,202,672
Spun-off Businesses to Ollamani		(5,560,995)
Appropriation of net income		(8,422,730)	44,712,180
Dividends		(1,018,954)	(1,027,354)
Sale of repurchased shares		736,165	(692,062)
Cancellation of sale of shares		1,636,187	79,196
Share-based compensation		488,832	748,500
Shares cancellation		(336,213)
Acquisition of non-controlling interests in Sky		4,301,921
Other			(1,339,107)
Balance at ending		118,508,238	126,684,025	84,202,672
Net Income for the Year
Balance at beginning		(8,422,730)	44,712,180
Appropriation of net income		8,422,730	(44,712,180)
Net income attributable to stockholders of the Company		(8,265,520)	(8,422,730)
Balance at ending		(8,265,520)	(8,422,730)	44,712,180
Retained Earnings
Balance at beginning		120,400,302	131,053,859
Spun-off Businesses to Ollamani		(5,901,618)
Dividends		(1,018,954)	(1,027,354)	(1,053,392)
Sale of repurchased shares		736,165	(692,062)	(3,080,729)
Cancellation of sale of shares		1,636,187	79,196
Share-based compensation		488,832	748,500	2,009,304
Shares cancellation		(336,213)
Acquisition of non-controlling interests in Sky	$ 4,301,921	4,301,921
Other			(1,339,107)
Net income attributable to stockholders of the Company		(8,265,520)	(8,422,730)
Acquisition of non-controlling interests		4,301,921
Balance at ending		$ 112,041,102	$ 120,400,302	$ 131,053,859